Income Taxes (Details 3) - CHINA		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
China Income tax statutory rate		25.00%	25.00%	25.00%
Effect of favorable income tax rate in certain entity in PRC	[1]	4.00%
Non-deductible items in China and others		0.10%	2.30%	0.20%
Foreign loss not recognized in China		9.70%	6900.00%
Effect of tax reversal for previous years			(166.30%)
Effective tax rate		(11.20%)	(70.00%)	25.20%

[1]	Xibolun Automation is subject to income tax rate of 15% starting from fiscal 2018.